UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21973
Investment Company Act File Number

Eaton Vance Tax-Managed Global
Diversified Equity Income Fund
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

July 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Global Diversified Equity Income Fund	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.7%

Security	Shares	Value
Aerospace & Defense — 1.1%
BAE Systems PLC	1,966,948	$10,088,001
General Dynamics Corp.	320,461	17,750,335
Lockheed Martin Corp.	172,760	12,915,537

		$40,753,873

Automobiles — 0.5%
Bayerische Motoren Werke AG	396,806	$18,311,214

		$18,311,214

Beverages — 2.1%
Diageo PLC	2,478,478	$38,636,308
PepsiCo, Inc.	677,288	38,436,094

		$77,072,402

Biotechnology — 2.2%
Amgen, Inc.(1)	292,823	$18,245,801
Biogen Idec, Inc.(1)	340,006	16,167,285
Celgene Corp.(1)	211,145	12,026,819
Genzyme Corp.(1)	439,575	22,809,547
Gilead Sciences, Inc.(1)	227,404	11,126,878

		$80,376,330

Capital Markets — 5.3%
Credit Suisse Group AG	1,276,575	$60,325,619
Deutsche Bank AG	310,986	20,098,190
Goldman Sachs Group, Inc.	233,608	38,148,186
Invesco, Ltd.	523,558	10,340,271
Northern Trust Corp.	283,956	16,983,408
State Street Corp.	286,697	14,420,859
UBS AG(1)	2,174,334	32,049,683

		$192,366,216

Chemicals — 1.0%
BASF AG	713,273	$35,675,279

		$35,675,279

Commercial Banks — 9.3%
Banco Bilbao Vizcaya Argentaria SA	2,776,096	$45,449,960
Banco Santander Central Hispano SA	4,402,021	63,745,848
Barclays PLC	4,619,299	23,479,702
BNP Paribas SA	553,707	40,205,413
HSBC Holdings PLC	9,563,920	96,775,705
Intesa Sanpaolo SpA(1)	6,373,478	23,699,182
PNC Financial Services Group, Inc.	316,132	11,589,399
U.S. Bancorp	465,932	9,509,672
Wells Fargo & Co.	1,027,950	25,143,657

		$339,598,538

Commercial Services & Supplies — 0.4%
Waste Management, Inc.	579,774	$16,297,447

		$16,297,447

Security	Shares	Value
Communications Equipment — 2.2%
Nokia Oyj ADR	1,539,746	$20,540,212
QUALCOMM, Inc.	619,801	28,641,004
Telefonaktiebolaget LM Ericsson ADR	1,023,034	9,943,890
Telefonaktiebolaget LM Ericsson, Class B	2,052,369	20,205,849

		$79,330,955

Computers & Peripherals — 3.4%
Apple, Inc.(1)	243,749	$39,826,149
Hewlett-Packard Co.	929,306	40,238,950
International Business Machines Corp.	359,049	42,342,649

		$122,407,748

Consumer Finance — 0.3%
Discover Financial Services	799,580	$9,499,010

		$9,499,010

Diversified Financial Services — 1.3%
Bank of America Corp.	583,022	$8,622,895
JPMorgan Chase & Co.	1,013,486	39,171,234

		$47,794,129

Diversified Telecommunication Services — 3.1%
AT&T, Inc.	750,567	$19,687,372
BCE, Inc.	1,000,000	23,040,000
France Telecom SA	1,040,537	25,954,026
Koninklijke KPN NV	1,712,819	25,762,499
Verizon Communications, Inc.	578,457	18,551,116

		$112,995,013

Electric Utilities — 2.6%
American Electric Power Co., Inc.	366,753	$11,354,673
E.ON AG	1,223,459	46,226,741
FirstEnergy Corp.	247,290	10,188,348
Iberdrola SA	3,051,720	26,164,749

		$93,934,511

Electrical Equipment — 1.8%
ABB, Ltd.	2,539,654	$46,420,586
Emerson Electric Co.	539,496	19,626,864

		$66,047,450

Energy Equipment & Services — 0.3%
Diamond Offshore Drilling, Inc.	111,816	$10,048,904

		$10,048,904

Food & Staples Retailing — 3.1%
Carrefour SA	644,218	$30,206,859
CVS Caremark Corp.	632,815	21,186,646
Tesco PLC	5,552,013	34,008,221
Wal-Mart Stores, Inc.	541,492	27,009,621

		$112,411,347

Food Products — 5.2%
Danone	345,834	$18,514,164
Nestle SA	2,936,104	120,657,538
Unilever NV	1,874,686	51,092,686

		$190,264,388

Security	Shares	Value
Health Care Equipment & Supplies — 0.9%
Baxter International, Inc.	142,960	$8,058,655
Boston Scientific Corp.(1)	1,358,587	14,591,224
Covidien, Ltd.	265,923	10,054,549

		$32,704,428

Health Care Providers & Services — 0.9%
Aetna, Inc.	441,195	$11,899,029
Fresenius Medical Care AG & Co. KGaA ADR	201,673	9,254,774
UnitedHealth Group, Inc.	477,996	13,412,568

		$34,566,371

Hotels, Restaurants & Leisure — 1.0%
Carnival Corp.	262,863	$7,357,535
McDonald’s Corp.	552,116	30,399,507

		$37,757,042

Household Products — 1.9%
Colgate-Palmolive Co.	327,287	$23,708,670
Procter & Gamble Co.	593,012	32,918,096
Reckitt Benckiser Group PLC	300,210	14,422,863

		$71,049,629

Industrial Conglomerates — 3.4%
General Electric Co.	2,044,566	$27,397,184
Philips Electronics NV	1,142,912	26,018,204
Siemens AG	902,535	71,924,972

		$125,340,360

Insurance — 3.5%
Allianz SE	244,612	$24,151,541
MetLife, Inc.	466,637	15,842,326
Prudential Financial, Inc.	346,344	15,332,649
Prudential PLC	3,507,771	26,268,874
Zurich Financial Services AG	242,060	47,535,247

		$129,130,637

Internet & Catalog Retail — 0.4%
Amazon.com, Inc.(1)	184,744	$15,843,646

		$15,843,646

Internet Software & Services — 0.8%
Google, Inc., Class A(1)	62,629	$27,747,779

		$27,747,779

IT Services — 0.9%
Accenture, Ltd., Class A	250,585	$8,788,016
MasterCard, Inc., Class A	61,562	11,944,875
Western Union Co.	602,489	10,531,508

		$31,264,399

Machinery — 0.8%
Danaher Corp.	337,960	$20,696,670
Illinois Tool Works, Inc.	204,245	8,282,135

		$28,978,805

Media — 1.8%
Comcast Corp., Class A	2,052,262	$30,496,613

Security	Shares	Value
Vivendi SA	1,413,617	$36,236,095

		$66,732,708

Metals & Mining — 5.4%
Anglo American PLC	922,751	$29,758,992
ArcelorMittal	349,570	12,598,208
BHP Billiton, Ltd. ADR	939,286	59,137,447
Freeport-McMoRan Copper & Gold, Inc.	322,617	19,453,805
Goldcorp, Inc.	2,067,557	77,926,223

		$198,874,675

Multi-Utilities — 2.6%
GDF Suez	1,341,840	$51,266,888
Public Service Enterprise Group, Inc.	547,082	17,752,811
RWE AG	326,245	27,523,343

		$96,543,042

Multiline Retail — 0.4%
Target Corp.	298,545	$13,022,533

		$13,022,533

Oil, Gas & Consumable Fuels — 13.4%
Anadarko Petroleum Corp.	617,147	$29,746,485
BP PLC	11,828,531	98,090,217
Chevron Corp.	466,712	32,422,483
ENI SpA	3,349,689	78,271,339
Exxon Mobil Corp.	644,616	45,374,520
Hess Corp.	413,750	22,839,000
Occidental Petroleum Corp.	376,344	26,848,381
Royal Dutch Shell PLC, Class B	2,416,333	62,656,850
Total SA	1,485,146	82,367,194
XTO Energy, Inc.	258,281	10,390,645

		$489,007,114

Pharmaceuticals — 8.7%
Abbott Laboratories	622,976	$28,027,690
AstraZeneca PLC	701,612	32,679,799
Bristol-Myers Squibb Co.	643,680	13,993,603
GlaxoSmithKline PLC	2,881,316	55,204,684
Johnson & Johnson	233,671	14,228,227
Merck & Co., Inc.	735,862	22,083,219
Novartis AG	1,727,900	78,946,859
Pfizer, Inc.	647,653	10,317,112
Sanofi-Aventis SA	679,485	44,456,823
Teva Pharmaceutical Industries, Ltd. ADR	335,351	17,887,623

		$317,825,639

Real Estate Investment Trusts (REITs) — 0.5%
AvalonBay Communities, Inc.	145,363	$8,460,127
Boston Properties, Inc.	184,684	9,769,783

		$18,229,910

Road & Rail — 0.4%
CSX Corp.	341,051	$13,682,966

		$13,682,966

Semiconductors & Semiconductor Equipment — 1.7%
Applied Materials, Inc.	760,919	$10,500,682
ASML Holding NV	837,717	21,789,019

Security	Shares	Value
Broadcom Corp., Class A(1)	202,286	$5,710,534
NVIDIA Corp.(1)	993,605	12,847,313
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	960,522	10,056,663

		$60,904,211

Software — 2.0%
Microsoft Corp.	1,455,398	$34,230,961
Oracle Corp.	1,092,814	24,183,974
SAP AG	322,797	15,202,804

		$73,617,739

Specialty Retail — 2.3%
Best Buy Co., Inc.	663,969	$24,812,521
Gap, Inc. (The)	452,366	7,382,613
Hennes & Mauritz AB	209,774	12,501,563
Home Depot, Inc.	1,073,420	27,844,515
TJX Companies, Inc. (The)	306,133	11,091,199

		$83,632,411

Textiles, Apparel & Luxury Goods — 0.3%
LVMH Moet Hennessy Louis Vuitton SA	133,477	$12,042,645

		$12,042,645

Tobacco — 0.8%
British American Tobacco PLC	501,355	$15,561,798
Philip Morris International, Inc.	275,747	12,849,810

		$28,411,608

Wireless Telecommunication Services — 1.7%
Vodafone Group PLC	30,939,483	$63,611,427

		$63,611,427

Total Common Stocks (identified cost $4,185,737,440)		$3,715,706,478

Short-Term Investments — 1.7%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(2)	$61,004	$61,004,228

Total Short-Term Investments (identified cost $61,004,228)		$61,004,228

Total Investments — 103.4% (identified cost $4,246,741,668)		$3,776,710,706

Covered Call Options Written — (3.6)%

	Number of	Strike		Expiration
Description	Contracts	Price		Date	Value
AMEX EUROTOP 100 Index	22,708		$185	8/18/09	$(31,373,146)
Dow Jones Euro Stoxx 50 Index	73,000	EUR	2,400	8/21/09	(25,595,526)
FTSE 100 Index	19,730	GBP	4,250	8/21/09	(11,370,504)
S&P 500 Index	2,310		$905	8/22/09	(19,126,800)
S&P 500 Index	1,230		$925	8/22/09	(7,763,760)
S&P 500 Index	3,328		$930	8/22/09	(20,633,600)
S&P 500 Index	2,240		$935	8/22/09	(12,550,720)
SMI Index	9,171	CHF	5,450	8/21/09	(4,387,044)

Total Covered Call Options Written (premiums received $42,826,055)					$(132,801,100)

Other Assets, Less Liabilities — 0.2%					$8,374,142

Net Assets — 100.0%					$3,652,283,748

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depository Receipt

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2009 was $415,939.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	41.6%	$1,517,541,233
United Kingdom	16.5	601,243,441
Switzerland	10.6	385,935,532
France	9.3	341,250,107
Germany	7.3	268,368,858
Spain	3.7	135,360,557
Netherlands	3.4	124,662,408
Italy	2.8	101,970,521
Canada	2.8	100,966,223
Australia	1.6	59,137,447
Sweden	1.2	42,651,302
Finland	0.6	20,540,212
Bermuda	0.5	19,128,287
Israel	0.5	17,887,623
Luxembourg	0.3	12,598,208
Taiwan	0.3	10,056,663
Ireland	0.3	10,054,549
Panama	0.2	7,357,535

Total Investments	103.4%	$3,776,710,706

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,247,296,357

Gross unrealized appreciation	$218,958,949
Gross unrealized depreciation	(689,544,600)

Net unrealized depreciation	$(470,585,651)

Written call options activity for the fiscal year to date ended July 31, 2009 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	145,492	$122,260,511
Options written	1,269,022	589,039,816
Options terminated in closing purchase transactions	(1,142,290)	(561,806,445)
Options expired	(138,507)	(106,667,827)

Outstanding, end of period	133,717	$42,826,055

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At July 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund generally intends to write index call options above the current value of an index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At July 31, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in a liability position and whose primary underlying risk exposure is equity price risk was $132,801,100.

The Fund adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total
Common Stocks
Consumer Discretionary	$168,250,682	$79,091,517		$—	$247,342,199
Consumer Staples	156,108,937	323,100,437		—	479,209,374
Energy	177,670,418	321,385,600		—	499,056,018
Financials	264,883,159	471,735,281		—	736,618,440
Health Care	254,184,603	211,288,165		—	465,472,768
Industrials	136,649,138	154,451,763		—	291,100,901
Information Technology	359,864,178	35,408,653		—	395,272,831
Materials	156,517,475	78,032,479		—	234,549,954
Telecommunication Services	61,278,488	115,327,952		—	176,606,440
Utilities	39,295,832	151,181,721		—	190,477,553

Total Common Stocks	$1,774,702,910	$1,941,003,568	*	$—	$3,715,706,478
Short-Term Investments	61,004,228	—		—	61,004,228

Total Investments	$1,835,707,138	$1,941,003,568		$—	$3,776,710,706

Liability Description
Covered Call Options Written	$(132,801,100)	$—		$—	$(132,801,100)

Total	$(132,801,100)	$—		$—	$(132,801,100)

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Diversified Equity Income Fund

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	September 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	September 25, 2009